Business acquisitions and dispositions - Acquisiton of AlarmForce Industries Inc. Narrative (Details) customer in Thousands, $ in Millions		3 Months Ended		6 Months Ended
	Jan. 05, 2018 CAD ($) shares customer	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Disposition of intangibles and other assets		$ 0	$ 323	$ 68	$ 323
AlarmForce
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 182
Cash consideration	181
Equity interests of acquirer	$ 1
Number of shares transferred (in shares) | shares	22,531
Revenue of acquiree since acquisition date				26
Profit (loss) of acquiree since acquisition date				$ 2
Customer accounts | AlarmForce
Disclosure of detailed information about business combination [line items]
Number of customer accounts | customer	39
Disposition of intangibles and other assets	$ 68